Supplemental Information on Oil And Gas Producing Activities (Unaudited) - Summary of Standardized Measure of Discounted Future Net Cash Flows (Detail) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Argentina [member]
Disclosure of discounted future net cash flow [line items]
Future cash inflows	$ 41,735	$ 48,580	$ 50,843
Future production costs	(18,683)	(22,076)	(22,509)
Future development costs	(11,136)	(10,936)	(8,957)
Future income tax expenses	(3,396)	(3,808)	(5,286)
10% annual discount for estimated timing of cash flows	(4,013)	(4,658)	(5,036)
Total standardized measure of discounted future net cash flows	4,507	7,102	9,055
Worldwide [member]
Disclosure of discounted future net cash flow [line items]
Future cash inflows	41,735	48,580	50,843
Future production costs	(18,683)	(22,076)	(22,509)
Future development costs	(11,136)	(10,936)	(8,957)
Future income tax expenses	(3,396)	(3,808)	(5,286)
10% annual discount for estimated timing of cash flows	(4,013)	(4,658)	(5,036)
Total standardized measure of discounted future net cash flows	$ 4,507	$ 7,102	$ 9,055